Condensed Consolidated Statements of Comprehensive Loss (Unaudited) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Statement of Comprehensive Income [Abstract]
Net loss	$ (2,594,938)	$ (2,304,088)	$ (8,151,516)	$ (53,822,928)	$ (79,057,610)	$ (31,328,711)
Other comprehensive (loss) income:
Foreign currency translation	(38,829)	27,676	(9,826)	4,505	40,577	53,020
Unrealized (loss) gain on convertible notes	(3,000)	26,000	(42,000)	290,000	245,000	100,000
Comprehensive loss	$ (2,636,767)	$ (2,250,412)	$ (8,203,342)	$ (53,528,423)	$ (78,772,033)	$ (31,175,691)